Derivative Liability	6 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

NOTE H - DERIVATIVE LIABILITY

The derivative liability at December 31, 2019, June 30, 2019 and June 30, 2018 consisted of:

	December 31, 2019	June 30, 2019	June 30, 2018
	(Unaudited)
Convertible Promissory Notes payable to Tri-Bridge Ventures, LLC. Please see NOTE F – NOTES PAYABLE, THIRD PARTIES for further information	$237,500	$173,500	$47,500
Convertible Promissory Note payable to Valvasone Trust. Please see NOTE F – NOTES PAYABLE, THIRD PARTIES for further information	229,750	229,750	183,800
Convertible Promissory Notes payable to Jody A. DellaDonna. Please see NOTE F – NOTES PAYABLE, THIRD PARTIES for further information	62,500	62,500	50,000
Convertible Promissory Note payable to Around the Clock Partners, LP. Please see NOTE G – NOTES PAYABLE, RELATED PARTIES for further information	312,000	249,600	-
Convertible Promissory Note payable to Jetco Holdings, LLC. Please see NOTE G – NOTES PAYABLE, RELATED PARTIES for further information	2,868,143	-	-
Convertible Promissory Note payable to Armada Investment Fund, LLC. Please see NOTE G – NOTES PAYABLE, RELATED PARTIES for further information	18,333	-	-
Total derivative liability	$3,728,226	$715,350	$281,300

The Convertible Promissory Notes (the “Notes”) contain a variable conversion feature based on the future trading price of the Company’s common stock. Therefore, the number of shares of common stock issuable upon conversion of the Notes is indeterminate. Accordingly, we have recorded the fair value of the embedded conversion features as a derivative liability at the respective issuance dates of the notes and charged the applicable amounts to debt discounts (limited to the face value of the respective notes) and the remainder to other expenses. The increase (decrease) in the fair value of the derivative liability from the respective issue dates of the notes to the measurement dates is charged (credited) to other expense (income).

The fair value of the derivative liability was measured at the respective issuance dates and at December 31, 2019, June 30, 2019 and June 30, 2018 using the Black Scholes option pricing model. Assumptions used for the calculation of the derivative liability of the Notes at December 31, 2019 were (1) stock price of $0.0001 per share, (2) conversion prices ranging from $0.00001 to $0.00004 per share, (3) term of 6 months to 1 year, (4) expected volatility of 2496.66%, and (5) risk free interest rate of 1.59% to 1.83%. Assumptions used for the calculation of the derivative liability of the Notes at June 30, 2019 were (1) stock price of $0.0001 per share, (2) conversion price of $0.00005 per share, (3) terms ranging from 1 month to 6 months, (4) expected volatility of 1950.57%, and (5) risk free interest rates ranging from 2.09% to 2.18%. Assumptions used for the calculation of the derivative liability of the Notes at June 30, 2018 were (1) stock price of $0.0001 per share, (2) conversion price of $0.00005 per share, (3) terms ranging from 208 days to 12 months, (4) expected volatility of 1725.52%, and (5) risk free interest rates ranging from 2.07% to 2.33%.